NF_08.31 Fidelity Total Bond Fund K6 PRO-01 | Fidelity Total Bond K6 Fund
Fund Summary Fund: Fidelity® Total Bond K6 Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Total Bond K6 Fund}	NF_08.31 Fidelity Total Bond Fund K6 PRO-01 Fidelity Total Bond K6 Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Total Bond K6 Fund}	NF_08.31 Fidelity Total Bond Fund K6 PRO-01 Fidelity Total Bond K6 Fund Fidelity Total Bond K6 Fund
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.30%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Total Bond K6 Fund}	NF_08.31 Fidelity Total Bond Fund K6 PRO-01 Fidelity Total Bond K6 Fund Fidelity Total Bond K6 Fund USD ($)
1 year	$ 31
3 years	$ 97

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
  Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities.
  Using the Bloomberg Barclays U.S. Universal Bond Index as a guide in allocating assets across the investment-grade, high yield, and emerging market asset classes.
  Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Managing the fund to have similar overall interest rate risk to the index.
  Investing in domestic and foreign issuers.
  Allocating assets across different asset classes, market sectors, and maturities.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.